The Company and its Significant Accounting Policies - Schedule of Allowance for Credit Memos (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Valuation And Qualifying Accounts Disclosure [Line Items]
Provision for credit memos	$ 558	$ 450	$ 1,875
Credit Memos
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance, beginning of period	(460)	0	0
Additions to allowance	(558)		(1,875)
Provision for credit memos	590		1,415
Balance, end of period	$ (428)		$ (460)